DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities
Derivative [Line Items]
Derivative Liability	$ (3,047)	$ (9,328)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative Liability	(730)	0
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Derivative Liability	0	0
Accrued Liabilities | Bunker fuel hedges
Derivative [Line Items]
Derivative Liability		(3,396)
Other Assets
Derivative [Line Items]
Derivative asset	41,173	59,104
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset		59,104
Other Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net
Derivative [Line Items]
Derivative asset	2,271	1,366
Other Receivables, net | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	380	4
Other Receivables, net | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset	0	0
Other Receivables, net | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Other Current Assets
Derivative [Line Items]
Derivative asset	10,908	0
Other Current Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Derivative asset	0	0
Other Current Assets | Interest rate swap contracts:
Derivative [Line Items]
Derivative asset		0
Other Current Assets | Bunker fuel hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(1,350)	(5,726)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Designated as Hedging Instrument | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	1,504	490
Designated as Hedging Instrument | Other Current Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative Liability	(417)	(206)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	0	0
Non-designated cash flow hedges | Other Receivables, net | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	387	872
Non-designated cash flow hedges | Other Current Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Derivative asset	$ 0	$ 0